Northwestern Mutual Series Fund, Inc.

Supplement Dated June 3, 2013 to the

Prospectus Dated May 1, 2013

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2013 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Appointment of Sub-Advisers for Certain Portfolios

On May 9, 2013, the Fund’s Board of Directors approved Investment Sub-Advisory Agreements with The Boston Company Asset Management, LLC, Fayez Sarofim & Co., William Blair & Company, L.L.C. and Wellington Management Company, LLP relating, respectively, to the Fund’s Growth Stock, Large Cap Core Stock, Mid Cap Growth Stock and Small Cap Growth Stock Portfolios (collectively, the “Portfolios”). Each new sub-adviser will begin to provide sub-advisory services on or about July 1, 2013. In approving the Investment Sub-Advisory Agreements, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of these changes, certain sections of the Prospectus shall be amended as noted below. In addition, the Portfolios may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a sub-advised model. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective July 1, 2013:

Growth Stock Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Growth Stock Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. For this purpose, medium and large capitalization companies are those with a market capitalization of companies in the Russell 1000® Growth Index. As of December 31, 2012, companies in the Russell 1000® Growth Index had market capitalizations between approximately $400 million and $500 billion.

The Portfolio invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. These analysts use a fundamental, bottom-up research process to identify investments for the Portfolio. The analysts, under the direction of the director of the core research team, determine the Portfolio’s allocations among market sectors. The Portfolio invests in those companies in which the analysts have the highest degree of conviction or have identified the potential for a strong near-term catalyst for earnings growth or share price appreciation.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The Portfolio is structured so that its sector weights are generally similar to those of the Russell 1000® Growth Index, the Portfolio’s benchmark. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio invests primarily in common stocks. It may also invest up to 20% of net assets in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio typically sells a security when the research analyst responsible for the investment believes there has been a change in the fundamental factors surrounding the company, the company has been fully valued, or a more attractive opportunity has been identified.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete Derivatives Risk and Exchange Traded Funds Risk as principal risks, to delete the last sentence of Equity Securities Risk and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: The Boston Company Asset Management, LLC (TBC)

Portfolio Manager: Elizabeth Slover, Portfolio Manager, Managing Director at TBC and Director of TBC’s core research team, who has been with TBC since 2005, has managed the Portfolio since 2013.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“The Boston Company Asset Management, LLC (“The Boston Company”), BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108, serves as sub-adviser for the Growth Stock Portfolio. The Boston Company is a global, performance-driven investment management firm committed to providing creative active equity solutions for its clients. Backed by top-notch fundamental and quantitative research, its collaborative, entrepreneurial firm serves the investment needs of pension plans, endowments, sovereign institutions, intermediaries and mutual fund shareholders. Founded in 1970, The Boston Company is part of BNY Mellon Asset Management, one of the world’s leading asset management organizations, encompassing BNY Mellon’s affiliated investment management firms and global distribution companies.”

Finally, the following text replaces the information set forth under the “Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Investment decisions are made by members of the core research team of The Boston Company under the direction of Elizabeth Slover, Managing Director at The Boston Company and Director of The Boston Company’s core research team. Ms. Slover has been with The Boston Company since 2005, and has been the Portfolio’s portfolio manager since 2013. She has also been employed by The Dreyfus Corporation, an affiliate of The Boston Company, since 2001.”

Large Cap Core Stock Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Large Cap Core Stock Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For this purpose, large capitalization equity investments are those whose market capitalizations are above $5 billion at the time of purchase.

In choosing securities, the Portfolio’s portfolio managers first identify structurally attractive economic sectors they believe can support longer term profit growth. Using fundamental analysis, the Portfolio’s portfolio managers then seek companies within these sectors that have dominant positions and sustainable competitive advantages in their industries, superior management that productively redeploys cash flow, sustained patterns of profitability, strong balance sheets, expanding global presence and the potential to achieve predictable, above-average earnings and dividend growth over the next three to five years or longer. The Portfolio may also invest in companies which the portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

The Portfolio may be broadly diversified, potentially reflecting all sectors of the S&P 500® Index. Bottom-up analysis, the adviser’s economic outlook and/or absolute valuation determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500® Index, reflecting the adviser’s view. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio invests primarily in common stocks of U.S. and foreign based companies listed on U.S. exchanges. Up to 20% of the Portfolio’s net assets may be invested in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs). The Portfolio may invest in both dividend paying and non-dividend paying stocks.

The Portfolio employs a “buy-and-hold” strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the Portfolio’s trading cost. The Portfolio typically sells a security when the Portfolio’s portfolio managers believe there is a significant adverse change in the company’s business fundamentals that may lead to a sustained impairment in earnings power, the company has become grossly overvalued, or more attractive alternatives exist.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete Derivatives Risk as a principal risk, to delete the last sentence of Equity Securities Risk, and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Fayez Sarofim & Co. (Sarofim & Co.)

Portfolio Managers: Since 2013, the Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The team consists of:

Fayez Sarofim, Chief Executive Officer, Chairman of the Board and Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, President of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Jeff Jacobe, Director of Investments and Senior Vice President, who has been with Sarofim & Co. since 2000.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Fayez Sarofim & Co. (“Sarofim & Co.”), 2907 Two Houston Center, 909 Fannin Street, Houston, Texas 77010, serves as sub-adviser for the Large Cap Core Stock Portfolio. Sarofim & Co. manages investment portfolios for a wide range of clients – pension plans, foundations, endowments, and individuals. For over five decades since their founding in 1958, they have focused exclusively on investment management.”

Finally, the following text replaces the information set forth under the “Large Cap Core Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“The Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The Investment Committee directs and monitors Sarofim & Co.’s internal, fundamental research efforts. The team consists of:

Fayez Sarofim, Chief Executive Officer, Chairman of the Board and Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, President of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Jeff Jacobe, Director of Investments and Senior Vice President, who has been with Sarofim & Co. since 2000.”

Mid Cap Growth Stock Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Mid Cap Growth Stock Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The Portfolio considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of investment (as of December 31, 2012, from approximately $322 million to $25.5 billion). To a limited extent, the Portfolio may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies but that may have a market capitalization above or below the range of the Russell Midcap® Index.

The Portfolio invests primarily in common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. In choosing investments, the adviser evaluates the extent to which a company meets one or more of the following criteria, relative to the valuation of the security: (a) the company should have or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors, (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by the adviser’s bottom up stock selection process. As a result, Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars.

The Portfolio commonly trims positions as valuation appears incrementally less attractive, and may sell a stock when the adviser’s investment thesis is no longer valid, typically due to an erosion of company fundamentals relative to expectations or when valuation is no longer attractive. The Portfolio may, but is not required, to exit a position if the company’s capitalization grows beyond the mid cap range.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to delete Derivatives Risk as a principal risk, to delete the last sentence of Equity Securities Risk, and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: William Blair & Company, L.L.C. (William Blair)

Portfolio Managers: Robert C. Lanphier IV, a Principal of William Blair, has co-managed the Portfolio since 2013.

David P. Ricci, a Principal of William Blair, has co-managed the Portfolio since 2013.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“William Blair & Company, L.L.C. (“William Blair”), 222 West Adams Street, Chicago, Illinois, 60606, serves as sub-adviser for the Mid Cap Growth Stock Portfolio of the Fund. William Blair was founded over 75 years ago.”

Finally, the following text replaces the information set forth under the “Mid Cap Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Robert C. Lanphier IV, who co-manages the Portfolio, is a Principal of William Blair and joined in 1987. He is a member of its Investment Management Department’s Small-Mid and Mid Cap Growth Teams.

David P. Ricci, who co-manages the Portfolio, is a Principal of William Blair and joined in 1994. He is a member of its Investment Management Department’s Mid Cap Growth Team.”

Small Cap Growth Stock Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Small Cap Growth Stock Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. The Portfolio defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000® Growth and S&P Small Cap 600® Growth Indices. As of December 31, 2012, this range was approximately $28 million to $4.7 billion. Some of the companies in which the Portfolio invests may be considered micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).

The Portfolio’s investment process is derived from the observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. This multi-factor model is employed to systematically capture business improvements and identify relative misvaluations. The investment team conducts fundamental research on companies elevated by the screening process. Research emphasizes the sustainability of a business’s competitive advantages, revenue and margin drivers, and cash generation capacity. Other important considerations include capital allocation discipline, off financial statement factors, management track record, and analysis of products and competition. Valuation analysis is an important component of the investment process and consists of both cash flow and earnings ratios applied on an industry-relative basis.

Portfolio construction emphasizes stock specific risk while minimizing other sources of active risk. The Portfolio is structured so that its sector weights are generally similar to those of the Russell 2000® Growth Index, the Portfolio’s benchmark. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector and may hold securities which are not represented in the benchmark. However, in constructing the Portfolio, the investment team monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the Portfolio remains well diversified and does not have unrewarded or unintended industry and style exposure as a consequence of the bottom-up stock picking.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, rights, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio may trade securities actively.

The Portfolio may also utilize exchange-traded funds and futures as part of its cash management strategy.

The Portfolio may sell a security for a variety of reasons including when it no longer demonstrates improving quality or exhibits strong fundamental momentum, when fundamentals have changed, where the risk/reward assessment is no longer favorable, or to redeploy assets into more promising opportunities. The Portfolio may, but is not required, to exit a position if the company’s capitalization grows beyond the small cap range.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to include the following as principal risks:

“¡ Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expense incurred as a shareholder in another investment company, and tracking error.

¡ High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is also amended to include the following sentence at the end of the Foreign Investing Risk:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PRINCIPAL RISKS” section of the Summary for the Portfolio is also amended to include the following text at the end of the Active Management Risk:

“In addition, the value of securities identified using quantitative analysis can react differently to issuer, political, market and economic developments from the market as a whole or securities identified using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Wellington Management Company, LLP (Wellington Management)

Portfolio Manager: Mammen Chally, Vice President and Equity Portfolio Manager of Wellington Management, has managed the Portfolio since 2013.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, serves as sub-adviser to the Small Cap Growth Stock Portfolio. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.”

Finally, the following text replaces the information set forth under the “Small Cap Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Mammen Chally, Vice President and Equity Portfolio Manager of Wellington Management, has managed the Portfolio since 2013. He joined Wellington Management in 1994 and has been an investment professional since 1996.”

Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers

Effective May 9, 2013, the Board of Directors of the Fund approved amended and restated investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (i) Templeton Investment Council, LLC (“Templeton”) with respect to the International Equity Portfolio and (ii) Massachusetts Financial Services Company (“MFS”) with respect to the Research International Core and Emerging Markets Equity Portfolios (collectively the “Amended Agreements”). In approving the Amended Agreements, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Series Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreements, which conform the existing agreements with Templeton and MFS to Mason Street Advisors’ current form of Investment Sub-Advisory Agreement, include provisions relating to developments in the investment management industry and memorialize certain business practices in place between Mason Street Advisors and its sub-advisers. The Amended Agreements also include an obligation to monitor for applicable investment limitations and restrictions, including in foreign jurisdictions. Finally, the Amended Agreements provides additional clarity regarding the sub-advisers’ respective responsibilities in connection with the performance of various operational matters such as the purchase and sale of foreign currency and monitoring for and processing corporate and class actions. The Amended Agreements did not include any changes to fees.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Supplement Dated June 3, 2013

to the

Summary Prospectus for the Growth Stock Portfolio Dated May 1, 2013

The following information supplements the Summary Prospectus for the Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Appointment of Sub-Adviser

On May 9, 2013, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with The Boston Company Asset Management, LLC (“The Boston Company”) relating to the Fund’s Growth Stock Portfolio (“Portfolio”). The Boston Company will begin to provide sub-advisory services on or about July 1, 2013. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 1, 2013, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. For this purpose, medium and large capitalization companies are those with a market capitalization of companies in the Russell 1000® Growth Index. As of December 31, 2012, companies in the Russell 1000® Growth Index had market capitalizations between approximately $400 million and $500 billion.

The Portfolio invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. These analysts use a fundamental, bottom-up research process to identify investments for the Portfolio. The analysts, under the direction of the director of the core research team, determine the Portfolio’s allocations among market sectors. The Portfolio invests in those companies in which the analysts have the highest degree of conviction or have identified the potential for a strong near-term catalyst for earnings growth or share price appreciation.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The Portfolio is structured so that its sector weights are generally similar to those of the Russell 1000® Growth Index, the Portfolio’s benchmark. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio invests primarily in common stocks. It may also invest up to 20% of net assets in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio typically sells a security when the research analyst responsible for the investment believes there has been a change in the fundamental factors surrounding the company, the company has been fully valued, or a more attractive opportunity has been identified.”

In addition, the “PRINCIPAL RISKS” section is amended to delete Derivatives Risk and Exchange Traded Funds Risk as principal risks, to delete the last sentence of Equity Securities Risk and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: The Boston Company Asset Management, LLC (TBC)

Portfolio Manager: Elizabeth Slover, Portfolio Manager, Managing Director at TBC and Director of TBC’s core research team, who has been with TBC since 2005, has managed the Portfolio since 2013.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a sub-advised model. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Supplement Dated June 3, 2013

to the

Summary Prospectus for the Large Cap Core Stock Portfolio Dated May 1, 2013

The following information supplements the Summary Prospectus for the Large Cap Core Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Appointment of Sub-Adviser

On May 9, 2013, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Fund’s Large Cap Core Stock Portfolio (“Portfolio”). Sarofim & Co. will begin to provide sub-advisory services on or about July 1, 2013. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 1, 2013, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For this purpose, large capitalization equity investments are those whose market capitalizations are above $5 billion at the time of purchase.

In choosing securities, the Portfolio’s portfolio managers first identify structurally attractive economic sectors they believe can support longer term profit growth. Using fundamental analysis, the Portfolio’s portfolio managers then seek companies within these sectors that have dominant positions and sustainable competitive advantages in their industries, superior management that productively redeploys cash flow, sustained patterns of profitability, strong balance sheets, expanding global presence and the potential to achieve predictable, above-average earnings and dividend growth over the next three to five years or longer. The Portfolio may also invest in companies which the portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

The Portfolio may be broadly diversified, potentially reflecting all sectors of the S&P 500® Index. Bottom-up analysis, the adviser’s economic outlook and/or absolute valuation determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500® Index, reflecting the adviser’s view. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio invests primarily in common stocks of U.S. and foreign based companies listed on U.S. exchanges. Up to 20% of the Portfolio’s net assets may be invested in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs). The Portfolio may invest in both dividend paying and non-dividend paying stocks.

The Portfolio employs a “buy-and-hold” strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the Portfolio’s trading cost. The Portfolio typically sells a security when the Portfolio’s portfolio managers believe there is a significant adverse change in the company’s business fundamentals that may lead to a sustained impairment in earnings power, the company has become grossly overvalued, or more attractive alternatives exist.”

In addition, the “PRINCIPAL RISKS” section is amended to delete Derivatives Risk as a principal risk, to delete the last sentence of Equity Securities Risk, and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Fayez Sarofim & Co. (Sarofim & Co.)

Portfolio Managers: Since 2013, the Portfolio is managed by a team of portfolio managers employed by Sarofim & Co. The team is supported by Sarofim & Co.’s Investment Committee, all the members of which are senior investment professionals at Sarofim & Co. The team consists of:

Fayez Sarofim, Chief Executive Officer, Chairman of the Board and Chief Investment Officer, who founded Sarofim & Co. in 1958.

Gentry Lee, President of Sarofim & Co., who has been with Sarofim & Co. since 1998.

Jeff Jacobe, Director of Investments and Senior Vice President, who has been with Sarofim & Co. since 2000.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a sub-advised model. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Supplement Dated June 3, 2013

to the

Summary Prospectus for the Mid Cap Growth Stock Portfolio Dated May 1, 2013

The following information supplements the Summary Prospectus for the Mid Cap Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Appointment of Sub-Adviser

On May 9, 2013, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with William Blair & Company, L.L.C. (“William Blair”) relating to the Fund’s Mid Cap Growth Stock Portfolio (“Portfolio”). William Blair will begin to provide sub-advisory services on or about July 1, 2013. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 1, 2013, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The Portfolio considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of investment (as of December 31, 2012, from approximately $322 million to $25.5 billion). To a limited extent, the Portfolio may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies but that may have a market capitalization above or below the range of the Russell Midcap® Index.

The Portfolio invests primarily in common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. In choosing investments, the adviser evaluates the extent to which a company meets one or more of the following criteria, relative to the valuation of the security: (a) the company should have or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors, (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by the adviser’s bottom up stock selection process. As a result, Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars.

The Portfolio commonly trims positions as valuation appears incrementally less attractive, and may sell a stock when the adviser’s investment thesis is no longer valid, typically due to an erosion of company fundamentals relative to expectations or when valuation is no longer attractive. The Portfolio may, but is not required, to exit a position if the company’s capitalization grows beyond the mid cap range.”

In addition, the “PRINCIPAL RISKS” section is amended to delete Derivatives Risk as a principal risk, to delete the last sentence of Equity Securities Risk, and to replace the last sentence of Foreign Investing Risk with the following:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: William Blair & Company, L.L.C. (William Blair)

Portfolio Managers: Robert C. Lanphier IV, a Principal of William Blair, has co-managed the Portfolio since 2013.

David P. Ricci, a Principal of William Blair, has co-managed the Portfolio since 2013.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a sub-advised model. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Supplement Dated June 3, 2013

to the

Summary Prospectus for the Small Cap Growth Stock Portfolio Dated May 1, 2013

The following information supplements the Summary Prospectus for the Small Cap Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Appointment of Sub-Adviser

On May 9, 2013, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington Management”) relating to the Fund’s Small Cap Growth Stock Portfolio (“Portfolio”). Wellington Management will begin to provide sub-advisory services on or about July 1, 2013. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective July 1, 2013, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. The Portfolio defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000® Growth and S&P Small Cap 600® Growth Indices. As of December 31, 2012, this range was approximately $28 million to $4.7 billion. Some of the companies in which the Portfolio invests may be considered micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).

The Portfolio’s investment process is derived from the observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. This multi-factor model is employed to systematically capture business improvements and identify relative misvaluations. The investment team conducts fundamental research on companies elevated by the screening process. Research emphasizes the sustainability of a business’s competitive advantages, revenue and margin drivers, and cash generation capacity. Other important considerations include capital allocation discipline, off financial statement factors, management track record, and analysis of products and competition. Valuation analysis is an important component of the investment process and consists of both cash flow and earnings ratios applied on an industry-relative basis.

Portfolio construction emphasizes stock specific risk while minimizing other sources of active risk. The Portfolio is structured so that its sector weights are generally similar to those of the Russell 2000® Growth Index, the Portfolio’s benchmark. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector and may hold securities which are not represented in the benchmark. However, in constructing the Portfolio, the investment team monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the Portfolio remains well diversified and does not have unrewarded or unintended industry and style exposure as a consequence of the bottom-up stock picking.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, rights, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio may trade securities actively.

The Portfolio may also utilize exchange-traded funds and futures as part of its cash management strategy.

The Portfolio may sell a security for a variety of reasons including when it no longer demonstrates improving quality or exhibits strong fundamental momentum, when fundamentals have changed, where the risk/reward assessment is no longer favorable, or to redeploy assets into more promising opportunities. The Portfolio may, but is not required, to exit a position if the company’s capitalization grows beyond the small cap range.”

In addition, the “PRINCIPAL RISKS” section is amended to include the following as principal risks:

“¡ Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expense incurred as a shareholder in another investment company, and tracking error.

¡ High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.”

The “PRINCIPAL RISKS” section is also amended to include the following sentence at the end of the Foreign Investing Risk:

“ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities.”

The “PRINCIPAL RISKS” section is also amended to include the following text at the end of the Active Management Risk:

“In addition, the value of securities identified using quantitative analysis can react differently to issuer, political, market and economic developments from the market as a whole or securities identified using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Wellington Management Company, LLP (Wellington Management)

Portfolio Manager: Mammen Chally, Vice President and Equity Portfolio Manager of Wellington Management, has managed the Portfolio since 2013.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a sub-advised model. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.